Related Parties Transactions - Additional Information (Detail) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2021 Director Member
Disclosure of transactions between related parties [Line Items]
Number of directors | Director		7
Numbers of executive committee members | Member		8
Other Related Parties [Member]
Disclosure of transactions between related parties [Line Items]
Description of other significant transactions with related parties		There were no other significant transactions with related parties during the years presented.
IPO [Member]
Disclosure of transactions between related parties [Line Items]
Proceeds from issue of common shares | $	$ 20.0
IPO [Member] | Concurrent private placement [Member]
Disclosure of transactions between related parties [Line Items]
Number of shares issued | shares	516,352
Share price | $ / shares	$ 2.905
Warrant to purchase common share, exercise price | $ / shares	$ 3.43
Proceeds from issue of common shares | $	$ 1.5